Long-Term Payment Obligation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012
Related Party Transaction [Line Items]
Interest accreted on long-term payment obligation	$ 0.1	$ 0.1
Secure Keyboards Ltd
Related Party Transaction [Line Items]
Percentage of ownership by a related party following acquisition	24.50%		30.00%
Secure Networks Ltd
Related Party Transaction [Line Items]
Percentage of ownership by a related party following acquisition			9.00%
Settlement Agreement | Maximum
Related Party Transaction [Line Items]
Installment payment, contractual payment year	2020